Note 19 - Segmented Information	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
19.	Segmented information

Operating segments

The Company has two reportable segments as determined by the chief operating decision maker, who is the Chief Executive Officer of the Company. The segments are grouped with reference to the nature of services provided and the types of clients that use those services. The Company assesses each segment’s performance based on operating earnings and operating earnings before depreciation and amortization. FirstService Residential provides property management and related property services to residential communities in North America. FirstService Brands provides company-owned and franchised property services to customers in North America. Corporate includes the costs of operating the Company’s corporate head office and is not a segment.

2025	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$2,286,597	$3,210,903	$-	$5,497,500
Cost of revenues	1,709,454	1,941,860	-	3,651,314
Selling, general and administrative	352,142	915,475	43,161	1,310,778
Depreciation and amortization	46,780	138,339	90	185,209
Acquisition-related items	7,800	1,258	3,063	12,121
Operating earnings	170,421	213,971		338,078
Other income, net				2,136
Interest expense, net				(73,702)
Income taxes				(75,765)

Net earnings				$190,747

Total assets	$1,015,353	$3,258,780	$9,580	$4,283,713
Total additions to long lived assets	49,538	311,992	-	361,530

2024	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$2,134,469	$3,082,425	$-	$5,216,894
Cost of revenues	1,610,531	1,888,443	-	3,498,974
Selling, general and administrative	324,650	854,493	50,398	1,229,541
Depreciation and amortization	37,506	127,672	91	165,269
Acquisition-related items	2,576	(18,263)	1,285	(14,402)
Operating earnings	159,206	230,080		337,512
Other income, net				3,239
Interest expense, net				(82,853)
Income taxes				(70,124)

Net earnings				$187,774

Total assets	$1,064,696	$3,124,584	$5,572	$4,194,852
Total additions to long lived assets	74,880	462,130	-	537,010

Geographic information

Revenues in each geographic region are reported by customer locations.

	2025	2024

United States
Revenues	$4,928,072	$4,566,136
Total long-lived assets	2,356,504	2,178,444

Canada
Revenues	$569,428	$650,758
Total long-lived assets	388,976	426,934

Consolidated
Revenues	$5,497,500	$5,216,894
Total long-lived assets	2,745,480	2,605,378